Notes and Amounts Receivable for Equity Issued (Details Narrative)									6 Months Ended		12 Months Ended
	Jun. 03, 2022 shares	May 26, 2022 shares	May 14, 2022 shares	Apr. 08, 2022 shares	Nov. 10, 2021 USD ($) shares $ / shares	Nov. 10, 2021 USD ($) shares $ / shares $ / shares	Jul. 31, 2021 USD ($) $ / shares shares	Jul. 31, 2021 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) shares $ / shares	Jun. 30, 2021 USD ($) shares	Dec. 31, 2021 shares	Jun. 30, 2022 $ / shares	Nov. 10, 2021 CAD ($) $ / shares shares	Jul. 31, 2021 CAD ($) shares
IfrsStatementLineItems [Line Items]
Number of share options exercised in share-based payment arrangement									220,000		3,910,000
Exercise price of outstanding share options | (per share)									$ 0.08			$ 0.10
Accrued interest income | $									$ 27,957
Accrued interest | $									$ 27,957
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of share options exercised in share-based payment arrangement	100,000	100,000	55,000	196,250						4,476,667
Promissory note [Member]
IfrsStatementLineItems [Line Items]
Debt instruments issued | $									$ 1,184,549
Number of warrants exercised									12,176,667
Number of share options exercised in share-based payment arrangement									1,810,000
Promissory note one [Member]
IfrsStatementLineItems [Line Items]
Debt instruments issued | $									$ 48,087
Promissory note two [Member]
IfrsStatementLineItems [Line Items]
Debt instruments issued | $									48,087
Promissory note three [Member]
IfrsStatementLineItems [Line Items]
Debt instruments issued | $									48,087
Promissory note four [Member]
IfrsStatementLineItems [Line Items]
Debt instruments issued | $									24,044
Promissory note five [Member]
IfrsStatementLineItems [Line Items]
Debt instruments issued | $									14,426
Promissory note six [Member]
IfrsStatementLineItems [Line Items]
Debt instruments issued | $									$ 189,680
Promissory note agreement [member] | Promissory note [Member]
IfrsStatementLineItems [Line Items]
Debt instruments issued					$ 95,924	$ 95,924	$ 48,087	$ 48,087					$ 120,000	$ 60,000
Number of warrants exercised					1,000,000	1,000,000	500,000	500,000					1,000,000	500,000
Weighted average share price | (per share)					$ 0.10	$ 0.12	$ 0.10	$ 0.12
Promissory note agreement [member] | Promissory note [Member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants exercised					1,800,000	1,800,000							1,800,000
Weighted average share price | (per share)					$ 0.10	$ 0.12
Promissory note agreement [member] | Promissory note [Member] | Warrants one [member]
IfrsStatementLineItems [Line Items]
Number of warrants exercised					500,000	500,000							500,000
Weighted average share price | (per share)					$ 0.08	$ 0.10
Promissory note agreement [member] | Promissory note [Member] | Chief Financial Officer [Member]
IfrsStatementLineItems [Line Items]
Debt instruments issued							$ 48,088	$ 48,088						$ 60,000
Number of warrants exercised							500,000	500,000						500,000
Weighted average share price | (per share)							$ 0.10	$ 0.12
Promissory note agreement [member] | Promissory note [Member] | Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Debt instruments issued					$ 189,680	$ 189,680	$ 19,235	$ 19,235					$ 237,286	$ 24,000
Number of warrants exercised					1,416,667	1,416,667	200,000	200,000					1,416,667	200,000
Weighted average share price | (per share)					$ 0.10	$ 0.12	$ 0.10	$ 0.12
Promissory note agreement [member] | Promissory note [Member] | Chief Executive Officer [Member] | Options [member]
IfrsStatementLineItems [Line Items]
Number of share options exercised in share-based payment arrangement					500,000	500,000
Exercise price of outstanding share options | (per share)					$ 0.12	$ 0.12							$ 0.15
Promissory note agreement [member] | Promissory note [Member] | Chief Executive Officer [Member] | Options one [member]
IfrsStatementLineItems [Line Items]
Number of share options exercised in share-based payment arrangement					320,000	320,000
Exercise price of outstanding share options | (per share)					$ 0.06	$ 0.06							$ 0.08
Promissory note agreement [member] | Promissory note [Member] | Director [Member]
IfrsStatementLineItems [Line Items]
Debt instruments issued					$ 34,846	$ 34,846							$ 43,592
Number of share options exercised in share-based payment arrangement					670,000	670,000
Exercise price of outstanding share options | (per share)					$ 0.06	$ 0.06							$ 0.08
Promissory note agreement [member] | Promissory note one [Member]
IfrsStatementLineItems [Line Items]
Debt instruments issued					$ 146,639	$ 146,639	$ 48,087	$ 48,087					$ 193,443	$ 60,000
Number of warrants exercised							500,000	500,000						500,000
Weighted average share price | (per share)							$ 0.10	$ 0.12
Number of share options exercised in share-based payment arrangement					320,000	320,000
Exercise price of outstanding share options | (per share)					$ 0.08	$ 0.08							$ 0.10
Promissory note agreement [member] | Promissory note one [Member] | Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Debt instruments issued							$ 226,971	$ 226,971						$ 283,200
Number of warrants exercised							2,360,000	2,360,000						2,360,000
Weighted average share price | (per share)							$ 0.10	$ 0.12
Promissory note agreement [member] | Promissory note two [Member]
IfrsStatementLineItems [Line Items]
Debt instruments issued							$ 48,087	$ 48,087						$ 60,000
Number of warrants exercised							500,000	500,000						500,000
Weighted average share price | (per share)							$ 0.10	$ 0.12
Promissory note agreement [member] | Promissory note three [Member]
IfrsStatementLineItems [Line Items]
Debt instruments issued							$ 24,044	$ 24,044						$ 30,000
Number of warrants exercised							250,000	250,000						250,000
Weighted average share price | (per share)							$ 0.10	$ 0.12
Promissory note agreement [member] | Promissory note four [Member]
IfrsStatementLineItems [Line Items]
Debt instruments issued							$ 14,426	$ 14,426						$ 18,000
Number of warrants exercised							150,000	150,000						150,000
Weighted average share price | (per share)							$ 0.10	$ 0.12
Promissory note agreement [member] | Promissory note five [Member]
IfrsStatementLineItems [Line Items]
Debt instruments issued							$ 144,261	$ 144,261						$ 180,000
Number of warrants exercised							1,500,000	1,500,000						1,500,000
Weighted average share price | (per share)							$ 0.10	$ 0.12
Promissory note agreement [member] | Promissory note six [Member]
IfrsStatementLineItems [Line Items]
Debt instruments issued							$ 96,174	$ 96,174						$ 120,000
Number of warrants exercised							1,000,000	1,000,000						1,000,000
Weighted average share price | (per share)							$ 0.10	$ 0.12